Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Extinguishment of debt	$ 200,000	$ 0
Director
Related Party Transaction [Line Items]
Proceeds from unsecured note payable	$ 500,000
Note payable, interest rate	14.00%
Note payable, maturity date	Jun. 30, 2015
Extinguishment of debt	$ 200,000
Interest paid on notes payable	$ 14,527
Outside Services and Storage LLC
Related Party Transaction [Line Items]
Administrative and maintenance fees		$ 20,912
Termination of lease agreement		Lease agreement terminated on July 31, 2013.
Kasa Real Estate LLC
Related Party Transaction [Line Items]
Management fees		$ 8,433